Business Segment Information (Details 1) - USD ($) $ in Millions	3 Months Ended									12 Months Ended
	May 31, 2017	Feb. 28, 2017	Nov. 30, 2016	Aug. 31, 2016	May 31, 2016	Feb. 29, 2016	Nov. 30, 2015	Aug. 31, 2015	May 31, 2015	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Segment Reporting Information [Line Items]
Net sales	$ 1,935.5	$ 1,628.0	$ 1,810.5	$ 2,021.2	$ 1,871.8	$ 1,543.2	$ 1,640.5	$ 1,733.4	$ 1,631.3	$ 7,331.5	$ 6,548.4	$ 6,028.0
Segment operating income	568.1				552.7					2,399.4	1,765.1	1,500.2
Long-lived tangible assets	4,186.9	3,932.8				3,333.4				3,932.8	3,333.4	2,681.6
Total assets	18,959.4	18,602.4				16,965.0				18,602.4	16,965.0	15,093.0
Capital expenditures	$ 217.1				$ 169.4					907.4	891.3	719.4
Depreciation and amortization										247.9	221.0	202.0
Earnings (losses) from unconsolidated investments										27.3	51.1	21.5
Investments in equity method investees		98.7				82.2				98.7	82.2	73.5
Operating Segments [Member] | Beer [Member]
Segment Reporting Information [Line Items]
Net sales										4,229.3	3,622.6	3,188.6
Segment operating income										1,534.4	1,264.1	1,017.8
Long-lived tangible assets		2,810.0				2,187.8				2,810.0	2,187.8	1,485.6
Total assets		11,325.3				9,900.7				11,325.3	9,900.7	8,281.0
Capital expenditures										759.2	800.3	587.3
Depreciation and amortization										114.9	61.5	45.4
Operating Segments [Member] | Wine and Spirits [Member]
Segment Reporting Information [Line Items]
Net sales										3,102.2	2,925.8	2,839.4
Segment operating income										800.8	727.0	674.3
Long-lived tangible assets		992.9				1,039.8				992.9	1,039.8	1,071.8
Total assets		6,976.6				6,770.4				6,976.6	6,770.4	6,508.2
Capital expenditures										100.0	81.7	96.8
Depreciation and amortization										99.4	100.2	100.0
Earnings (losses) from unconsolidated investments										29.2	26.6	21.5
Investments in equity method investees		77.6				76.2				77.6	76.2	73.5
Operating Segments [Member] | Wine and Spirits [Member] | Wine [Member]
Segment Reporting Information [Line Items]
Net sales										2,739.3	2,591.4	2,523.4
Operating Segments [Member] | Wine and Spirits [Member] | Spirits [Member]
Segment Reporting Information [Line Items]
Net sales										362.9	334.4	316.0
Operating Segments [Member] | Corporate Operations and Other [Member]
Segment Reporting Information [Line Items]
Segment operating income										(139.9)	(125.5)	(109.1)
Long-lived tangible assets		129.9				105.8				129.9	105.8	124.2
Total assets		300.5				293.9				300.5	293.9	303.8
Capital expenditures										48.2	9.3	35.3
Depreciation and amortization										31.4	27.6	28.2
Earnings (losses) from unconsolidated investments										(0.2)	0.0	0.0
Investments in equity method investees		$ 21.1				$ 6.0				21.1	6.0	0.0
Comparable Adjustments [Member]
Segment Reporting Information [Line Items]
Segment operating income										204.1	(100.5)	(82.8)
Depreciation and amortization										2.2	31.7	28.4
Earnings (losses) from unconsolidated investments										$ (1.7)	$ 24.5	$ 0.0